SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Advances to suppliers		$ 13,898,904		$ 9,693,043		$ 6,497,608
Convertible note receivable	[1]					1,000,000
Other receivables		1,460,695	[2]	1,558,223	[2],[3]	2,390,276	[3]
Others		428,726		25,536		162,121
Total		32,970,169		11,276,802		$ 10,050,005
Redemption proceeds receivable on life insurance policies		$ 17,181,844

[1]	In May 2023, the Company purchased from Pono, a special purpose acquisition company, a convertible promissory note (“Pono Promissory Note”) in aggregate principal amount of $1,000,000, which will automatically convert into shares of Class A common stock of Pono at a conversion price of $10.00 per unit immediately prior to the expected Pono Merger. In February 2024, the Company and Pono entered into an Amendment to the Note Purchase Agreement, which increased the principal amount of the convertible promissory note from $1,000,000 to $2,700,000. On September 17, 2024, upon the consummation of Pono Merger, the promissory note was converted into 270,000 common shares. See Note 16 for further details.
[2]	Represent reimbursement receivables from a business partner and other miscellaneous receivables.
[3]	Represent a refundable deposit to be returned by a supplier, reimbursement receivables from a business partner, and other miscellaneous receivables.